Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Financial Assets That Have Been Measured at Fair Value

The following table presents information about the Company’s financial assets that have been measured at fair value at December 31, 2014 and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands):

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Money Market Funds, included in cash equivalents	$129,209	$129,209	$—	$—

Investments	63,773	—	63,773	—

	$192,982	$129,209	$63,773	$—

The following table presents information about the Company’s financial assets that have been measured at fair value at December 31, 2013 and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands):

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Money Market Funds, included in cash equivalents	$155,765	$155,765	$—	$—

Schedule of Potentially Dilutive Securities Were Excluded From The Calculation of Diluted Net Loss Per Share Due to Their Anti-Dilutive Effect

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect at December 31, 2014, 2013 and 2012 (in common stock equivalent shares):

	December 31,
	2014	2013	2012
Convertible preferred stock	—	—	5,587,121
Special participation stock	—	—	10,000
Outstanding stock options	3,012,923	2,410,522	691,367
Unvested restricted stock	11,410	166,949	541,218